Capital structure - Dividends Declared (Details) - $ / shares			3 Months Ended	12 Months Ended
	Feb. 15, 2018	Jun. 22, 2009	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common share cash dividends paid (in dollars per share)				$ 1.28	$ 0.4	$ 0.5
Preferred stock, dividend rate		8.00%	8.00%			8.00%
Preferred stock cash dividends paid (in dollars per share)				$ 0
Subsequent Event
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.38